STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Feb. 29, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value		$ 200,000	$ 200,000	$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 0.17	$ 0.22
Share based compensation			$ 400,000	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			12,652,761
[custom:ClassOfWarrantOrRightReissuance-0]							13,750,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		9,615,385	9,615,385		250,000
Warrant term		1 year 11 months 19 days	1 year 11 months 19 days
December 31 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation				$ 2,100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				13,750,000
November and December 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation		$ 1,172,753
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		10,576,924	10,576,924
Warrant term		5 years	5 years
November and December 2020 Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		10,576,924	10,576,924
Warrants and Rights Outstanding		$ 1,172,753	$ 1,172,753
JH Darbie & Co Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					22,000,000	2,035,000
Warrants and Rights Outstanding					$ 2,190,127	$ 467,637
Warrant term		5 years	5 years
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			353,333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			2,825,000
Accredited Investors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							3,465,000
Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			0
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued issued for cash, shares	4,325,000
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation			$ 763,314
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation			$ 226,432
Employment Agreements and Incentive Compensation Arrangements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	1,257,952
Stock Issued During Period, Shares, Employee Benefit Plan	4,244,809
2017 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock issued to awards			2,000,000
2015 and 2005 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock issued to awards			7,250,000
2015 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock issued to awards			20,000,000
2015 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock issued to awards			20,000,000